Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000007415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 8,982	$ 9,834	$ 11,141	$ 12,657	$ 12,574	$ 18,911	$ 17,258	$ 19,758	$ 23,096	$ 22,554
C000007412 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000007414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000250247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		8,982	9,834	11,141	12,657	12,574	18,911	17,258	19,758	23,096	22,571
C000047292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		8,917	9,703	10,924	12,327	12,163	18,197	16,496	18,766	21,836	21,216
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	$ 10,000		$ 9,583	$ 10,987	$ 12,439	$ 13,245	$ 12,715	$ 18,478	$ 17,828	$ 18,395	$ 21,777	$ 24,424